Retirement Plans (Details Textual) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Retirement plans (Textual) [Abstract]
Employer contributions to the plan	$ 197,000	$ 187,000
Accrued balance of retirement plans	1,760,000	1,694,000
Cash value of single premium life insurance policies	$ 8,250,000	$ 7,399,000